Fee and Commission Income and Expense - Services Rendered by the Bank and Its Subsidiaries and Correspond (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fees and income from services [abstract]
Fees and commissions from lines of credits and overdrafts	$ 1,315	$ 753
Fees and commissions from guarantees and letters of credit	8,963	10,666
Fees and commissions from card services	31,039	29,589
Fees and commissions from accounts management	5,646	6,871
Fees and commissions from collections and payments	11,805	10,798
Fees and commissions from brokerage and securities management	4,186	4,748
Fees and commissions from asset management	10,619	11,601
Compensation for insurance brokerage	16,755	14,612
Investment banking and advisory fees	3,960	4,821
Fees and commissions from student loans ceded	2,838	2,884
Commissions on loan transactions	321	749
Commissions for mortgage loans	28	22
Other fees from services rendered	3,798	3,793
Other commissions earned	2,180	2,391
Totals	$ 103,453	$ 104,298